Accounts receivable, net of allowance (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Receivables [Abstract]
Schedule of accounts receivable and allowance for doubtful accounts
The following table provides details of accounts receivable, net of allowance as of the dates indicated (in thousands):

	September 30, 2019	December 31, 2018
Contract receivables	$168,413	$161,408
Contract retainage	76,103	64,000
Accounts receivable, gross	244,516	225,408
Less: allowance for doubtful accounts	(51)	(42)
Accounts receivable, net	$244,465	$225,366

Included in costs in excess of billings as of September 30, 2019 are unapproved change orders of approximately $21.0 million for which the Company is pursuing settlement through dispute resolution.

Activity in the allowance for doubtful accounts for the periods indicated is as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
Allowance for doubtful accounts at beginning of period	$102	$216	$42	$216
Plus: provision for allowances	30	—	90	—
Less: write-offs, net of recoveries	(81)	—	(81)	—
Allowance for doubtful accounts at period end	$51	$216	$51	$216

The following table provides details of accounts receivable, net of the allowance for doubtful accounts, as of the dates indicated:

	December 31,
(in thousands)	2018	2017
Contract receivables	$161,408	$44,696
Contract retainage	64,000	16,501
Accounts receivable, gross	225,408	61,197
Less: allowance for doubtful accounts	(42)	(216)
Accounts receivable, net	$225,366	$60,981
Activity in the allowance for doubtful accounts for the periods indicated was as follows:

	Year Ended December 31,
(in thousands)	2018	2017	2016
Allowance for doubtful accounts at beginning of period	$216	$135	$12,077
Plus: provision for (reduction in) allowance	(174)	81	(10,534)
Less: write-offs, net of recoveries	—	—	(1,408)
Allowance for doubtful accounts at period-end	$42	$216	$135